Jun-30-03 04:35pm From- T-273 P.003/003 F-484

[illegible]
Manager
Securities Operations

[illegible]
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

Cert NYS

03055683

1-11307-01

NYSE

RECD S.E.C.
JUN 3 0 2003

June 30, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Freeport-McMoRan Copper & Gold Inc., 10 1/8% Senior Notes due February 1, 2010 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on June 30, 2003. Tentative listing date – July 2, 2003.

Sincerely,

[signature]

PROCESSED
JUL 0 1 2003
THOMSON
FINANCIAL